Investment Strategy - State Street SPDR Portfolio Nasdaq 100 ETF	Jun. 22, 2026
Prospectus [Line Items]
Strategy [Heading]	The Fund's Principal Investment Strategy
Strategy Narrative [Text Block]	In seeking to track the performance of the Nasdaq 100 Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. Based on its analysis of these factors, SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), the investment adviser to the Fund, either may invest the Fund's assets in a subset of securities in the Index or may invest the Fund's assets in substantially all of the securities represented in the Index in approximately the same proportions as the Index, as determined by the Adviser to be in the best interest of the Fund in pursuing its objective.Under normal market conditions, the Fund will invest at least 80% of its net assets (plus the amount of borrowings for investment purposes) in the securities comprising the index it seeks to track. Prior to any change in this 80% investment policy, the Fund will provide shareholders with 60 days' notice. In addition, in seeking to track the Index, the Fund may invest in equity securities that are not included in the Index. The Fund may also invest in cash and cash equivalents or money market instruments (including money market funds advised by the Adviser) for cash management purposes. In seeking to track the Index, the Fund's assets may be concentrated in an industry or group of industries, but only to the extent that the Index concentrates in a particular industry or group of industries. Futures contracts (a type of derivative instrument) may be used by the Fund in seeking performance that corresponds to the Index and in managing cash flows.The Index is designed to measure the performance of 100 of the largest domestic and international non-financial companies, based on market capitalization, listed on U.S. Nasdaq-affiliated exchanges. Non-financial companies are all companies except for those classified as “financials” companies according to Industry Classification Benchmark (ICB), a product of FTSE International Limited. The selection universe for the Index includes all common stocks, tracking stocks and American Depositary Receipts (“ADRs”), including New York Registry Shares. Real estate investment trusts (REITs), Special Purpose Acquisition Companies (SPACs) and “when-issued” securities, as well as securities issued by companies who have filed for bankruptcy, are not eligible for inclusion in the Index. To be included in the Index, a security must generally (i) have a three-month average daily value traded of at least $5 million and (ii) have traded for at least three full calendar months, not including the month of initial listing, on an eligible exchange (such as any U.S. Nasdaq-affiliated exchange, New York Stock Exchange, NYSE American, or Cboe BZX).Certain newly listed issuers, such as those that are listed via an initial public offering (“IPO”) or ones that were recently listed on an eligible exchange, may be added to the Index on an expedited (“fast entry”) basis if, among other things, they satisfy all applicable eligibility criteria and their market capitalization ranks within the top 40 Index constituents. Such issuers will be evaluated as of the end of their seventh trading day and added to the Index after 15 trading days (except that if the 15th trading day falls in the same month as a scheduled reconstitution or rebalance, then such issuers will either be added to the Index as part of the scheduled reconstitution or rebalance or no sooner than five trading days after the scheduled reconstitution or rebalance, as applicable per the Index methodology). An issuer listed on an eligible exchange for less than three full calendar months may also be added to the Index at a scheduled reconstitution or rebalance if it satisfies all other applicable eligibility criteria and ranks within the top 40 Index constituents as of the applicable reference date. A fast entry addition to the Index will not require removal of another security and may temporarily increase the Index constituent count to more than 100.The Index is modified market capitalization weighted. The Index is reconstituted annually in December and rebalanced quarterly in March, June, and September, and may also experience additional constituent changes in accordance with its methodology. At the December reconstitution, no security may exceed 15% of the Index. At the quarterly rebalance, no issuer may exceed 24% of the weight of the Index. A special reweighting may be conducted at any time if certain weighting restrictions are exceeded based on end-of-day values. As of May 31, 2026, a significant portion of the Fund comprised companies in the technology and consumer discretionary sectors, although this may change from time to time. As of May 31, 2026, the Index comprised 101 stocks.The Index is sponsored by Nasdaq, Inc. (the “Index Provider”), which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Index is designed to measure the performance of 100 of the largest domestic and international non-financial companies, based on market capitalization, listed on U.S. Nasdaq-affiliated exchanges. Non-financial companies are all companies except for those classified as “financials” companies according to Industry Classification Benchmark (ICB), a product of FTSE International Limited.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The selection universe for the Index includes all common stocks, tracking stocks and American Depositary Receipts (“ADRs”), including New York Registry Shares. Real estate investment trusts (REITs), Special Purpose Acquisition Companies (SPACs) and “when-issued” securities, as well as securities issued by companies who have filed for bankruptcy, are not eligible for inclusion in the Index. To be included in the Index, a security must generally (i) have a three-month average daily value traded of at least $5 million and (ii) have traded for at least three full calendar months, not including the month of initial listing, on an eligible exchange (such as any U.S. Nasdaq-affiliated exchange, New York Stock Exchange, NYSE American, or Cboe BZX).
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus the amount of borrowings for investment purposes) in the securities comprising the index it seeks to track. Prior to any change in this 80% investment policy, the Fund will provide shareholders with 60 days' notice.